Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2017
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share
(23) Earnings (Loss) Per Share

Basic and diluted earnings per share for the period/year ended December 31, 2017, 2016 and 2015 have been calculated as follows:

	2017		2016	2015
	RMB	US$	RMB	RMB
Net (loss) income available to ordinary shareholders	(46,003)	(7,071)	(54,483)	(69,065)

Weighted average number of ordinary shares outstanding	3,265,837	3,265,837	3,265,837	3,265,837

Dilutive effect of share options	-	-	-	-

Diluted weighted average number of ordinary shares outstanding	3,265,837	3,265,837	3,265,837	3,265,837

Basic and diluted earnings (loss) per share	(14.09)	(2.17)	(16.68)	(21.15)